Document And Entity Information	Apr. 29, 2022
Document Information [Line Items]
Entity, Registrant Name	ChoiceOne Financial Services, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 29, 2022
Entity, Incorporation, State or Country Code	MI
Entity, File Number	000-19202
Entity, Tax Identification Number	38-2659066
Entity, Address, Address Line One	109 E. Division Street
Entity, Address, City or Town	Sparta
Entity, Address, State or Province	MI
Entity, Address, Postal Zip Code	49345
City Area Code	616
Local Phone Number	887-7366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	COFS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000803164